Inventories (Details) - Schedule of Inventories - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 126,911	$ 179,368
Finished goods	263,382	286,380
Total Inventories	$ 390,293	$ 465,748